Supplement Dated October 18, 2010 to Prospectus Dated June 1, 2010 of
AETOS CAPITAL MULTI-STRATEGY ARBITRAGE FUND, LLC
AETOS CAPITAL DISTRESSED INVESTMENT STRATEGIES FUND, LLC
AETOS CAPITAL LONG/SHORT STRATEGIES FUND, LLC
AETOS CAPITAL OPPORTUNITIES FUND, LLC
(each, a “Fund,” and collectively, the “Funds”)

As of November 1, 2010, the current administrator for the Funds, SEI Investments Global Funds Services, will be replaced by HedgeServ Limited.

As of November 1, 2010, the current custodian for the Funds, SEI Private Trust Company, will be replaced by JPMorgan Chase Bank, National Association.

Additionally, the disclosure under the heading entitled "Administrator and Custodian" at the bottom of page 31 of the Prospectus is hereby deleted and replaced as follows:

HedgeServ Limited (the "Administrator") provides certain administrative, accounting and investor services to the Funds.  In consideration for such services, each Fund pays the Administrator its pro rata share of a monthly fee, based on aggregate Fund month-end net assets, at an annual rate of 0.12% on the first $250 million, 0.10% on the next $250 million, 0.08% on the next $250 million and 0.06% thereafter and reimburses the Administrator for certain out-of-pocket expenses.  JPMorgan Chase Bank, National Association acts as custodian for each Fund’s assets.  The principal address of HedgeServ Limited is 1251 Avenue of the Americas, New York, NY 10020.  The principal business address of JPMorgan Chase Bank, National Association is One American Lane, Floor 1, Greenwich, Connecticut, 06831.

Please retain this supplement for future reference.

Supplement Dated October 18, 2010
to Statement of Additional Information Dated June 1, 2010 of
AETOS CAPITAL MULTI-STRATEGY ARBITRAGE FUND, LLC
AETOS CAPITAL DISTRESSED INVESTMENT STRATEGIES FUND, LLC
AETOS CAPITAL LONG/SHORT STRATEGIES FUND, LLC
AETOS CAPITAL OPPORTUNITIES FUND, LLC
(each, a “Fund,” and collectively, the “Funds”)

As of November 1, 2010, the current administrator for the Funds, SEI Investments Global Funds Services, will be replaced by HedgeServ Limited.

As of November 1, 2010, the current custodian for the Funds, SEI Private Trust Company, will be replaced by JPMorgan Chase Bank, National Association.

Additionally, the disclosure under the heading entitled "Custodian" at the bottom of page 42 of the Statement of Additional Information is hereby deleted and replaced as follows:

JPMorgan Chase Bank, National Association (the “Custodian”) serves as the primary custodian of the assets of each Fund, and may maintain custody of the assets of each Fund with domestic and non-U.S. subcustodians (which may be banks, trust companies, securities depositories and clearing agencies) approved by each Fund’s Board. Assets of each Fund are not held by the Investment Manager or commingled with the assets of other accounts except to the extent that securities are held in the name of a custodian in a securities depository, clearing agency or omnibus customer account of such custodian. The principal address of HedgeServ Limited is 1251 Avenue of the Americas, New York, NY 10020.  The Custodian’s principal business address is One American Lane, Floor 1, Greenwich, Connecticut, 06831.

Please retain this supplement for future reference.

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